Earnings per Share ("EPS") and Diluted Earnings per Share ("Diluted EPS")	6 Months Ended
Jun. 30, 2024
Profit or loss [abstract]
Earnings per Share ("EPS") and Diluted Earnings per Share ("Diluted EPS")
20.	Earnings per Share (“EPS”) and Diluted Earnings per Share (“Diluted EPS”)
Diluted earnings per share is calculated using the treasury method which assumes that outstanding share purchase options and warrants, with exercise prices that are lower than the average market price of the Company’s common shares for the relevant period, are exercised and the proceeds are used to purchase shares of the Company at the average market price of the common shares for the relevant period.
Diluted EPS is calculated based on the following weighted average number of shares outstanding:

	Three Months Ended June 30		Six Months Ended June 30

(in thousands)	2024	2023	2024	2023

Basic weighted average number of shares outstanding	453,430	452,892	453,262	452,633

Effect of dilutive securities

Share purchase options	337	332	298	381

Restricted share units	337	351	328	354

Diluted weighted average number of shares outstanding	454,104	453,575	453,888	453,368
The following table lists the number of share purchase options and share purchase warrants excluded from the computation of diluted earnings per share because the exercise prices exceeded the average market value of the common shares of Cdn$73.11 (six months - Cdn$67.14), compared to Cdn$63.69 (six months - Cdn$61.40) for the comparable period in 2023.

	Three Months Ended June 30		Six Months Ended June 30

(in thousands)	2024	2023	2024	2023

Share purchase options	-	-	-	53